SCHEDULE OF DEFERRED INCOME TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Property, plant and equipment	$ 3,819	$ 1,678
Deferred Tax Assets, Net operating loss carryforward	7,263	6,932
Total deferred tax assets	11,082	8,610
Less: valuation allowance	(6,904)	(4,886)
Deferred tax assets, net of valuation allowance	4,178	3,724
Deferred Tax Liabilities, Property, plant and equipment	(3,600)	(4,911)
Deferred Tax Liabilities, Intangible assets	(21,648)	(25,030)
Total deferred tax liabilities	(25,248)	(29,941)
Net deferred tax liability	$ (21,070)	$ (26,217)